As filed with the Securities and Exchange Commission on November 20, 2003

                                                   1933 Act File No. 333-89784
                                                   1940 Act File No. 811-21110

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 7
                                    and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 9

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND
                   ---------------------------------------
               (Exact Name of Registrant Specified in Charter)

      Two World Financial Center, 225 Liberty Street, New York, NY 10080
      ------------------------------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
                                --------------
             (Registrant's Telephone Number, Including Area Code)

                           Katherine P. Feld, Esq.
                           -----------------------
                            OppenheimerFunds, Inc.
      Two World Financial Center, 225 Liberty Street, New York, NY 10080
      ------------------------------------------------------------------
  (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[ X] This form is filed to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is 333-89784.
[    ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                                         Proposed
Title          of Amount Being Post-EffectiveProposed     Maximum    Amount of
Securities        Registered    Amendment    Maximum     Aggregate  Registration
Being Registered                   No.        Price      Offering       Fee
                                             Per Unit      Price
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of                           -
Beneficial        50,000                   $1,000       $50,000,000 $4,600(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,800 shares      1      $1,010.686   $9,904,722.8$912(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        11,850            2      $1,010.686   $11,976,629.$1,102(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        14,200            3      $1,010.686   $14,351,741.$1,162(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      5      $1,059.14    $10,000,000 $920(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      6      $1,059.14    $10,000,000 $920(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      7      $1,059.14    $10,000,000 $920(4)
Interest (3)
---------------------------------------------------------------------------------

(1)   Previously  registered  and  carried  forward  under  this  Registration
      Statement.
(2)   Registration fee previously paid.
(3)   Currently being registered.
(4)   Registration fee previously paid.

The  Registrant's  Prospectus  and Statement of Additional  Information  dated
January 2, 2003 (File Nos.  333-89784 and 811-21110)  are hereby  incorporated by reference.

                                   FORM N-2

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 20th day of November, 2003.

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures                              Title                      Date

/s/ John V. Murphy *                    President,
-------------------------------------   Principal Executive
John V. Murphy                          Officer, Trustee      November 20, 2003

/s/ Ronald J. Abdow *
-------------------------------------   Trustee               November 20, 2003
Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------    Trustee               November 20, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
-------------------------------------   Trustee               November 20, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *                     Trustee               November 20, 2003
-------------------------------------
Peter I. Wold

/s/ Brian W. Wixte d*                   Treasurer &           November 20, 2003
-------------------------------------   Principal Accounting
Brian W. Wixted                         Officer

* By: /s/ Robert G. Zack
      ------------------
   Robert G. Zack, Attorney-In-Fact